                INVESTMENT ADVISER
                Value Line, Inc.                              SEMI-ANNUAL REPORT
  220 East 42nd Street, New York, NY 10017-5891                 AUGUST 31, 1995

                    DISTRIBUTOR
             Value Line Securities, Inc.                         VALUE LINE
  220 East 42nd Street, New York, NY 10017-5891                   NEW YORK
                                                                 TAX EXEMPT
                    CUSTODIAN BANK                                 TRUST
         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA 02110

             SHAREHOLDER SERVICING AGENT
      State Street Bank and Trust Company c/o NFDS
      P.O. Box 419729, Kansas City, MO 64141-6729

                INDEPENDENT ACCOUNTANTS
                 Price Waterhouse LLP
   1177 Avenue of the Americas, New York, NY 10036

                     LEGAL COUNSEL
               Peter D. Lowenstein, Esq.
            Two Greenwich Plaza, Suite 100
                 Greenwich, CT 06830

                      TRUSTEES
   Jean Bernhard Buttner         Leo R. Futia
     Charles E. Reed           Paul Craig Roberts
                    John W. Chandler

                       OFFICERS
    Jean Bernhard Buttner      Raymond S. Cowen
         CHAIRMAN                 PRESIDENT

                 Charles Heebner
                 VICE PRESIDENT

               David T. Henigson
       VICE PRESIDENT, SECRETARY/TREASURER

         Jack M. Houston     Stephen La Rosa
            ASSISTANT          ASSISTANT
       SECRETARY/TREASURER  SECRETARY/TREASURER

The financial statements included herein have been taken
from the records of the Trust without examination by the
independent accountants and, accordingly, they
do not express an opinion thereon.                                 [LOGO]

This unaudited report is issued for the information of
shareholders. It is not authorized for distribution to           VALUE LINE
prospective investors unless preceded or                        MUTUAL FUNDS
accompanied by a currently effective prospectus
of the Trust (obtainable from
the Distributor).                  DTJVLF # 406131

[LOGO]                                                TO OUR VALUE LINE NEW YORK
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to report that in the fiscal half-year period ended August 31, 1995, the Value Line New York Tax Exempt Trust continued to meet its objective of providing New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

In the aftermath of the Orange County, California, bankruptcy, shareholders may rest assured that this Trust continues--as it has since its inception in July 1987--to avoid the type of risky derivatives that caused the West Coast debacle. Also following a policy maintained since its inception, the Trust remains extremely liquid, holding only well recognized, widely traded securities--all rated investment grade by Moody's or Standard & Poor's. In addition, we do not purchase small bond issues, even when of investment grade. Although they offer higher yields, these issues usually are discounted sharply in the secondary market, often resulting in large losses when sold. At the midpoint of the current fiscal year, the portfolio consisted of 56% highest-rated Aaa and MIG1 bonds, 20% AA, 8% A, and 16% rated investment grade Baa by Moody's or BBB by Standard and Poor's.

After the close of 1994, a year generally acknowledged to have been one of the worst periods in modern bond-market history, the markets abruptly reversed direction. During the first seven months of 1995, bond values regained a significant portion of their previous year's losses. Although prices softened again in August, at the end of that month (the midpoint of the Trust's 1996 fiscal year) the Trust's net asset value stood at $10.01 a share, an increase of 7.4% from its value of $9.32 a share at the start of the calendar year. Of course, the growth in the Trust's asset value brought about a decline in its yield. As of August 31, 1995, the Trust's annualized 30-day, dividend-distribution yield, based on actual triple-tax-free distributions to shareholders, was 4.79%, translating to a fully taxable-equivalent yield of 9.00% at the highest current federal, state, and New York City tax rates. The annualized, 30-day SEC yield, calculated using the yield-to-maturity formula mandated by the Securities & Exchange Commission, was 4.62%. In the January 1st through August 31st time period, the combination of reinvested dividends and increase in net asset value brought your Trust's total return to 11.2%, compared to the 12.1% total return posted by the Lehman Brothers Municipal Bond Index (National) during the same portion of the year.

With the nation's economy apparently positioned for a desired "soft landing," combining slow growth with moderate inflation, the fixed-income markets are likely to be less volatile in the immediate future than they have been during the past two years. This environment affords your Trust an opportunity to become slightly less defensive in portfolio management in pursuit of an increase in current yield.

We thank you for your continued confidence in the Value Line New York Tax Exempt Trust, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                Jean Bernhard Buttner
                                                CHAIRMAN

September 15, 1995

TAX EXEMPT TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

                                ECONOMIC OBSERVATIONS

The economy is giving off mixed signals. For example, housing activity, benefitting from earlier reductions in mortgage rates, remains quite strong, and production at the nation's factories is once more on the rise after a period of weakness during the middle months of the year. Conversely, a number of retailers are reporting soft sales, and average employment growth remains somewhat below the levels one would normally associate with a vigorous business expansion.

On balance, though, we think the current picture is more positive than not, largely because of the more favorable interest-rate structure vis-a-vis earlier in the year. Moreover, we would expect business conditions to remain relatively upbeat and for the long-running economic expansion to prove largely sustainable. All in all, we sense that the upturn, which faltered in the second quarter, as the economy grew by just 1.3%, will strengthen moderately over the final months of the year and then retain this upward bias in 1996.

Such a scenario, however, is probably not conducive to a major relaxation in Federal Reserve policies. To be sure, this moderately more positive economic tone should hardly be the lightning rod for a new round of monetary tightening. Rather, it just seems that the recent reduction in short-term interest rates will not be the opening salvo in a multi-step process. At best, we now see one or two additional rate cuts in the months ahead--barring any sudden reversal in business fortunes.

PERFORMANCE DATA:*
                             1 YEAR ENDED       5 YEARS ENDED     FROM 7/2/87+
                                6/30/95           6/30/95         TO 6/30/95
                         -----------------------------------------------------
Average Annual Total Return     6.79%              7.95%             7.52%

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURN FOR THE ONE-YEAR AND FIVE-YEAR PERIODS, ENDED AUGUST 31, 1995, AND FROM INCEPTION (7/2/87) THROUGH AUGUST 31, 1995, WERE 6.49%, 8.36%, AND 7.63%, RESPECTIVELY.

+ COMMENCEMENT OF OPERATIONS.

VALUE LINE NEW YORK TAX EXEMPT TRUST


SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                RATING         VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (89.9%)

              NEW YORK STATE (69.4%)
$1,000,000    Albany County, General Obligations, 5.75%, 6/1/11              Aaa          $ 1,012,690

              Dormitory Authority, Revenue:
                City University System, 3rd Resolution-1:
   525,000        6.125%, 7/1/11                                             Aaa              545,381
 1,040,000        6.30%, 7/1/24                                              Aaa            1,071,158
 1,000,000    Mount Sinai School of Medicine, Ser. B, 5.70%, 7/1/11          Aaa            1,017,690
              New York University, Refunding:
 1,385,000        Ser. B, 5.00%, 7/1/09                                      Aaa            1,323,589
   675,000        Ser. A, 5.00%, 7/1/11                                      Aaa              627,426
 1,060,000    State University Educational Facilities,
                  Ser. X, 7.00%, 7/1/08                                      Baa1           1,148,701

 1,000,000    Energy Research and Development Authority,
               Service Contract Revenue, Refunding, Western
               New York Nuclear Service Center, 5.375%, 4/1/04               Aaa            1,035,740

   985,000    Environmental Facilities Corp., Revenue, Water
               Pollution Control, Revolving Fund, Ser. D, 6.90%, 5/15/15     Aaa            1,085,992

   420,000    Erie County, General Obligations, Ser. B, 5.60%, 6/15/10       Aaa              423,011

 1,090,000    Housing Finance Agency, Revenue, Multi-Family,
               Mortgage Housing, Ser. C, Refunding, 6.45%, 8/15/14           Aa             1,119,746

   575,000    Islip, General Obligations, 5.375%, 8/15/09                    Aaa              571,912

              Medical Care Facilities Finance Agency, Revenue:
   500,000        Adult Day Care, Ser. A, 6.00%, 11/15/10                    Aa               501,660
 1,000,000        Saint Charles Hospital, Ser. F, 6.20%, 8/15/15             Aa             1,009,190
   700,000        Saint Mary's Hospital, Ser. A, 6.00%, 11/1/09              Aaa              724,703

 1,750,000     Metropolitan Transportation Authority, Revenue,
                Transit Facilities, Ser. K, 6.00%, 7/1/16                    Aaa            1,756,615

               Niagara Falls, Water Treatment Plant:
  500,000         6.10%, 11/1/01                                             Aaa              534,300
1,000,000         7.25%, 11/1/11                                             Aaa            1,152,970

  890,000      Onondaga County, General Obligations, Ser. A, 5.85%, 5/1/10   Aa               919,886

                                       4

                                                                 AUGUST 31, 1995
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                               RATING         VALUE
-----------------------------------------------------------------------------------------------------
$1,675,000   Power Authority, Revenue and General Purpose Refunding,
                  Ser. W, 6.50%, 1/1/08                                     Aa            $1,847,123

 1,000,000    Thruway Authority, Highway and Bridge Trust Fund,
                  Ser. A, 5.625%, 4/1/08                                    Aaa            1,028,460

              Triborough Bridge and Tunnel Authority, Revenue:
 1,500,000        Convention Center Project, Ser. E, 6.00%, 1/1/11          Baa1           1,496,865
                  General Purpose, Refunding:
 1,000,000           Ser. A, 5.00%, 1/1/12                                  Aa               916,190
 1,100,000           Ser. Y, 6.00%, 1/1/12                                  Aa             1,134,661

              United Nations Development Corp., Senior Lien, Refunding
               Bonds:
   500,000        Ser. A, 6.00%, 7/1/12                                     A                499,420
 1,250,000        Ser. A, 6.00%, 7/1/26                                     A              1,219,025

              Urban Development Corp., Revenue:
 1,000,000        Correctional Facilities, Ser. 5, 6.00%, 1/1/09            Baa1             995,360
   500,000        Higher Education, Applied Technology, 5.70%, 4/1/09       Aaa              507,915
                                                                                         -----------
              TOTAL NEW YORK STATE                                                        27,227,379
                                                                                         -----------
              NEW YORK CITY (14.0%)
              General Obligation:
 1,000,000        Ser. F, 6.50%, 2/15/08                                    Baa1           1,021,000
   500,000        Ser. E, 6.20%, 8/1/08                                     Aaa              543,630
 1,550,000        Ser. E, 5.75%, 5/15/12                                    Aaa            1,549,845

              Industrial Development Agency:
                  Civic Facilities Revenue:
   420,000           New School for Social Research Project, 6.00%, 9/1/09  Aaa              432,785
   500,000           USTA National Tennis Center Project, 6.40%, 11/15/08   Aaa              542,890
   500,000        Special Facilities Revenue, Terminal One Group
                   Association Project, 6.00%, 1/1/15                       A                483,310

 1,000,000    Municipal Water Finance Authority, Water and Sewer System,
               Revenue, Ser. A, 5.50%, 6/15/20                              A                917,740
                                                                                         -----------
              TOTAL NEW YORK CITY                                                          5,491,200
                                                                                         -----------

                                       5

VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS
AUGUST 31, 1995 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                RATING         VALUE
-----------------------------------------------------------------------------------------------------
              PUERTO RICO (6.5%)
$1,500,000    Electric Power Authority, Power Revenue,
                  Ser. T, 6.125%, 7/1/09                                    Baa1          $1,554,540
 1,000,000    Housing Bank and Finance Agency, Single Family Mortgage,
               Revenue, 6.10%, 10/1/15                                      Aaa            1,003,220
                                                                                         -----------
              TOTAL PUERTO RICO                                                            2,557,760
                                                                                         -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES                                        35,276,339
                                                                                         -----------
SHORT-TERM MUNICIPAL INVESTMENTS (7.8%)

              NEW YORK STATE (4.5%)
   750,000    Huntington, Union Free School District, Suffolk County,
               Tax Anticipation Notes, dated 8/2/95, 4.25%, 6/27/96         MIG1             751,928
 1,000,000    Nassau County, Bond Anticipation Notes, Ser. E,
               dated 6/30/95, 4.25%, 3/15/96                                MIG1           1,001,860
                                                                                         -----------
              TOTAL NEW YORK STATE                                                         1,753,788
                                                                                         -----------
              NEW YORK CITY (3.3%)
   200,000    General Obligation, Subser. B-4, 3.35%, 8/15/23               VMIG1(1)         200,000
 1,100,000    Municipal Water Finance Authority, Water and Sewer System,
               Revenue, Ser. C, 3.35%, 6/15/23                              VMIG1(1)       1,100,000
                                                                                         -----------
              TOTAL NEW YORK CITY                                                          1,300,000
                                                                                         -----------
              TOTAL SHORT-TERM MUNICIPAL INVESTMENTS                                       3,053,788
                                                                                         -----------
              TOTAL MUNICIPAL SECURITIES (97.7%)
              (Cost $36,690,013)                                                          38,330,127

              EXCESS OF CASH AND OTHER ASSETS
               OVER LIABILITIES (2.3%)                                                       883,954
                                                                                         -----------
              NET ASSETS (100.0%)                                                        $39,214,081
                                                                                         -----------
                                                                                         -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE                                                          $10.01
                                                                                         -----------
                                                                                         -----------

Rated by Moody's Investor Service.

Variable rate demand notes are considered short-term obligations. Interest rates change every (1) day. These securities are secured by either letters of credit or other credit-support agreements from banks. The rates listed are as of August 31, 1995.


                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS
AND LIABILITIES AT
AUGUST 31, 1995 (UNAUDITED)
----------------------------------------------------
                                       DOLLARS
                                     (IN THOUSANDS
                                      EXCEPT PER-
                                     SHARE AMOUNT)
                                     -------------
ASSETS:
Investment securities, at value
  (Cost $36,690)                       $38,330
Cash                                        55
Receivable for securities sold             537
Interest receivable                        450
Receivable for trust shares sold             7
                                       -------
      TOTAL ASSETS                      39,379
                                       -------

LIABILITIES:
Dividends payable to shareholders           44
Payable for trust shares repurchased        42
Accrued expenses:
  Advisory fee                              20
  Other                                     59
                                       -------
      TOTAL LIABILITIES                    165
                                       -------

NET ASSETS:
Capital stock, at $.01 par value
  (authorized unlimited, outstanding
  3,916,675 shares of
  beneficial interest)                      39
Additional paid-in capital              38,321
Accumulated net realized loss
  on investments                          (786)
Unrealized net appreciation
  of investments                         1,640
                                       -------
     NET ASSETS                        $39,214
                                       -------
                                       -------
      NET ASSET VALUE, OFFERING
      AND REDEMPTION PRICE PER
      OUTSTANDING SHARE                 $10.01
                                       -------
                                       -------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
AUGUST 31, 1995 (UNAUDITED)
----------------------------------------------------
                                       DOLLARS
                                   (IN THOUSANDS)

INVESTMENT INCOME:
Interest Income                        $ 1,158
                                       -------
EXPENSES:
Advisory fee                               118
Auditing and legal fees                     25
Printing, checks, and stationery             8
Transfer agent fees                          8
Trustees' fees and expenses                  6
Custodian fees                               4
Other                                        7
                                       -------
      TOTAL EXPENSES                       176
                                       -------
NET INVESTMENT INCOME                      982
                                       -------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
      NET REALIZED GAIN                    169

      CHANGE IN UNREALIZED
      APPRECIATION                         626
                                       -------
NET REALIZED GAIN AND CHANGE IN
  UNREALIZED APPRECIATION
  ON INVESTMENTS                           795
                                       -------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                       $1,777
                                       -------
                                       -------


                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995,
AND FOR THE YEAR ENDED FEBRUARY 28, 1995


-----------------------------------------------------------------------------------------------------
                                                                 SIX MONTH ENDED
                                                                  AUGUST 31, 1995      YEAR ENDED
                                                                    (UNAUDITED)     FEBRUARY 28, 1995
-----------------------------------------------------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
OPERATIONS:
      Net investment income                                             $982                 $ 2,124
      Realized gain (loss) on investments                                169                    (956)
      Change in unrealized appreciation                                  626                  (1,643)
                                                                     -------                 --------
      Net increase (decrease) in net assets from operations            1,777                    (475)
                                                                     -------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                             (981)                 (2,124)
      Capital gains                                                      --                     (273)
                                                                     -------                 --------
      Net decrease in net assets from distributions                     (981)                 (2,397)
                                                                     -------                 --------
TRUST SHARE TRANSACTIONS:
      Net proceeds from sale of shares                                 1,496                    4,958
      Net proceeds from reinvestment of distributions to shareholders    710                    1,761
      Cost of shares repurchased                                      (2,927)                  (8,898)
                                                                     -------                 --------
      Net decrease in net assets from Trust share transactions          (721)                  (2,179)
                                                                     -------                 --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   75                   (5,051)
NET ASSETS:
      Beginning of period                                             39,139                   44,190
                                                                     -------                 --------
      End of period                                                  $39,214                  $39,139
                                                                     -------                 --------
                                                                     -------                 --------

                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal individual income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) SECURITY VALUATIONS: The Trust's investments are valued each business day by an independent pricing service ("Service") approved by the Trustees. Investments for which quoted bid prices in the judgement of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service based on methods that include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days of the date of purchase will be valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and the net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) INVESTMENTS: Securities transactions are record-ed on a trade-date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts and market discount on investments in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


2. TRUST SHARE TRANSACTIONS
Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED        YEAR ENDED
                                  AUGUST 31, 1995       FEBRUARY 28,
                                    (UNAUDITED)              1995
                                 ------------------------------------
                                              (IN THOUSANDS)

Shares sold                             151                   509
Shares issued to
      shareholders in
      reinvestment
      of distributions                   71                  183
                                       ----                 ----
                                        222                  692
Shares repurchased                     (294)                (918)
                                       ----                 ----
Net decrease                            (72)                (226)
                                       ----                 ----
                                       ----                 ----

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                     SIX MONTHS
                                        ENDED
                                   AUGUST 31, 1995
                                     (UNAUDITED)
                                   ---------------
                                   (IN THOUSANDS)
PURCHASES:
Long-term obligations                      $16,990
Short-term obligations                      15,756
                                   ---------------
                                           $32,746
                                   ---------------
                                   ---------------
MATURITIES OR SALES:
Long-term obligations                      $18,836
Short-term obligations                      17,100
                                   ---------------
                                           $35,936
                                   ---------------
                                   ---------------

At August 31, 1995, the aggregate cost of investments for federal income-tax purposes was $36,690,013. The aggregate appreciation and depreciation of investments at August 31, 1995, based on a comparison of investment values and their costs for federal income-tax purposes, was $1,670,964 and $30,850, respectively, resulting in a net appreciation of $1,640,114.

For federal income-tax purposes the Trust had a capital loss carryover at February 28, 1995, of $882,100 which will expire in 2003. Any capital losses incurred after October 31, within the Trust's tax year, if so elected, are deemed to arise on the first day of the Trust's next taxable year. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to its shareholders.

4. INVESTMENT ADVISORY CONTRACT AND
   TRANSACTIONS WITH AFFILIATES
An advisory fee of $118,356 was paid or payable to Value Line, Inc. (the Adviser) for the six months ended August 31, 1995. This was computed at the annual rate of .6 of 1% per year of the Trust's average daily net assets for the period. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays the costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation. During the six months ended August 31, 1995, $1,960 was paid or payable to the Adviser for printing services.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust.

At August 31, 1995, the Adviser owned 360,391 shares of beneficial interest in the Trust, representing 9.2% of the outstanding shares. In addition, certain officers and Trustees owned 18,226 shares of beneficial interest in the Trust, representing 0.5% of the outstanding shares.

VALUE LINE NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD:

                                                SIX MONTHS
                                                  ENDED            YEAR ENDED ON LAST DAY OF FEBRUARY,
                                             AUGUST 31, 1995  ----------------------------------------------
                                              (UNAUDITED)        1995     1994     1993     1992     1991
                                             ---------------------------------------------------------------
Net asset value, beginning of period                $9.81      $ 10.49  $ 10.84   $ 9.90    $ 9.50    $ 9.65
                                                   -------      -------  -------  -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:

      Net investment income                           .248         .523     .570     .596      .634      .707
      Net gains or losses on securities
         (both realized and unrealized)               .200        (.611)    .062    1.080      .400     (.150)
                                                   -------      -------  -------  -------   -------   -------
         Total from investment operations             .448        (.088)    .632    1.676     1.034      .557
                                                   -------      -------  -------  -------   -------   -------
   LESS DISTRIBUTIONS:
      Dividends from net investment income          (.248)       (.523)   (.570)   (.596)    (.634)   ( .707)
      Distributions from capital gains               --          (.069)   (.412)   (.140)      --         --
                                                   -------      -------  -------  -------   -------   -------
         Total distributions                         (.248)       (.592)   (.982)   (.736)    (.634)    (.707)
                                                   -------      -------  -------  -------   -------   -------
Net asset value, end of period                     $10.01        $9.81   $10.49   $10.84    $ 9.90    $ 9.50
                                                   -------      -------  -------  -------   -------   -------
                                                   -------      -------  -------  -------   -------   -------
Total return                                         4.62%+       (.58%)   5.98%   17.56%    11.18%     5.99%
                                                   -------      -------  -------  -------   -------   -------
                                                   -------      -------  -------  -------   -------   -------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in
thousands)                                        $39,214       $39,139 $44,190  $41,528   $35,478    $32,327
Ratio of expenses to average net assets              .89%*          .86%    .87%     .85%      .92%       .91%
Ratio of net investment income to
   average net assets                               4.96%*         5.36%   5.21%    5.82%     6.50%      7.46%
Portfolio turnover rate                               48%+          105%     54%     137%      124%        61%


+  Not annualized; six-month period only.
*  Annualized.

THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTOR'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993  --  VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market  instruments utilizing quantitative modeling to determine the correct asset mix.
--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.